CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Warrants [Member] CNY	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY	Accumulated Deficits [Member] USD ($)	Accumulated Deficits [Member] CNY	Accumulated Other Comprehensive (Loss) Income [Member] USD ($)	Accumulated Other Comprehensive (Loss) Income [Member] CNY	Total ChinaEdu Corporation Shareholders' Equity [Member] USD ($)	Total ChinaEdu Corporation Shareholders' Equity [Member] CNY	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] CNY
Beginning Balance at Dec. 31, 2009		662,153		4,076		673,847	1,883		13,661		(112,994)		(20,500)		559,973		102,180
Beginning Balance (in shares) at Dec. 31, 2009				47,775,526
Repurchase and cancellation of ordinary shares (note 19) (in shares)				(852,144)
Repurchase and cancellation of ordinary shares (note 19)		(13,468)		(57)		(13,411)									(13,468)
Forfeiture of warrants (note 18)						1,883	(1,883)
Exercise of share options (note 14) (in shares)				765,924
Exercise of share options (note 14)		6,098		52		6,046									6,098
Share-based compensation		6,283				6,283									6,283
Provision for statutory reserve									15,931		(15,931)
Foreign currency translation adjustments		(1,188)											(2,139)		(2,139)		951
Change in fair value of available-for-sale investments (note 6)		(85)											(85)		(85)
Net income		76,157									39,317				39,317		36,840
Capital contribution by noncontrolling shareholder		1,470															1,470
Dividend to noncontrolling shareholders of subsidiaries		(7,102)															(7,102)
Disposal of subsidiaries
Acquisition of noncontrolling interest		(854)															(854)
Ending Balance at Dec. 31, 2010		729,464		4,071		674,648			29,592		(89,608)		(22,724)		595,979		133,485
Ending Balance (in shares) at Dec. 31, 2010				47,689,306
Repurchase and cancellation of ordinary shares (note 19) (in shares)				(590,205)
Repurchase and cancellation of ordinary shares (note 19)		(8,243)		(38)		(8,205)									(8,243)
Exercise of share options (note 14) (in shares)				116,787
Exercise of share options (note 14)		598		8		590									598
Share-based compensation		6,483				6,483									6,483
Provision for statutory reserve									7,043		(7,043)
Foreign currency translation adjustments		(751)											(7,019)		(7,019)		6,268
Change in fair value of available-for-sale investments (note 6)		187											187		187
Net income		56,573									16,821				16,821		39,752
Capital contribution by noncontrolling shareholder		2,960															2,960
Dividend to noncontrolling shareholders of subsidiaries		(15,212)															(15,212)
Disposal of subsidiaries
Ending Balance at Dec. 31, 2011		772,059		4,041		673,516	56,009		36,635		(79,830)		(29,556)		604,806		167,253
Ending Balance (in shares) at Dec. 31, 2011				47,215,888
Repurchase and cancellation of ordinary shares (note 19) (in shares)				(376,761)
Repurchase and cancellation of ordinary shares (note 19)				(24)		(4,550)									(4,574)
Exercise of share options (note 14) (in shares)	(837,204)			837,204
Exercise of share options (note 14)		5,068		53		5,015									5,068
Share-based compensation		8,258				8,258									8,258
Provision for statutory reserve									4,341		(4,341)
Foreign currency translation adjustments	(14)	(87)											(2,585)		(2,585)		2,498
Change in fair value of available-for-sale investments (note 6)		1,247											1,247		1,247
Net income	13,369	83,309									37,971				37,971		45,338
Capital contribution by noncontrolling shareholder
Dividend to noncontrolling shareholders of subsidiaries		(17,321)															17,321
Disposal of subsidiaries		(857)															(857)
Ending Balance at Dec. 31, 2012	$ 135,969	847,102	$ 653	4,070	$ 109,507	682,239	84,469	$ 6,577	40,976	$ (7,416)	(46,200)	$ (4,958)	(30,894)	$ 104,363	650,191	$ 31,606	196,911
Ending Balance (in shares) at Dec. 31, 2012			47,676,331